UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 52.5%				$1,784,563,211

(Cost $1,684,697,118)

Consumer Discretionary 11.3%				384,963,957

Auto Components 1.3%
Allison Transmission, Inc. (S)	7.125	05/15/19	$6,045,000	6,226,350
Allison Transmission, Inc. (S)	11.000	11/01/15	2,846,000	3,006,062
Exide Technologies	8.625	02/01/18	4,280,000	3,327,700
Hyva Global BV (S)	8.625	03/24/16	3,490,000	2,983,950
Lear Corp.	8.125	03/15/20	4,500,000	5,073,750
Tenneco, Inc.	6.875	12/15/20	3,185,000	3,415,913
The Goodyear Tire & Rubber Company	8.250	08/15/20	15,045,000	16,436,663
The Goodyear Tire & Rubber Company	8.750	08/15/20	2,495,000	2,747,619
TRW Automotive, Inc. (S)	8.875	12/01/17	1,090,000	1,212,625

Automobiles 0.6%
Chrysler Group LLC	8.250	06/15/21	2,600,000	2,626,000
Ford Motor Company	6.625	10/01/28	7,018,000	7,554,821
Ford Motor Company	7.450	07/16/31	3,662,000	4,701,093
Ford Motor Credit Company LLC	4.250	02/03/17	7,065,000	7,265,992

Food Products 0.2%
Simmons Foods, Inc. (S)	10.500	11/01/17	5,660,000	5,405,300

Hotels, Restaurants & Leisure 2.3%
Ameristar Casinos, Inc.	7.500	04/15/21	2,115,000	2,284,200
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	10,025,000	6,085,930
CCM Merger, Inc. (S)	8.000	08/01/13	14,359,000	14,215,410
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	3,455,000	2,159
Great Canadian Gaming Corp. (S)	7.250	02/15/15	4,330,000	4,400,363
Landry's Acquisition Company (S)	11.625	12/01/15	825,000	901,313
Landry's Holdings, Inc. (S)	11.500	06/01/14	8,440,000	8,418,900
Landry's, Inc.	11.625	12/01/15	3,755,000	4,102,338
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	1,639,000	1,442,320
MGM Resorts International	6.625	07/15/15	16,860,000	17,070,750
MGM Resorts International (S)	8.625	02/01/19	3,375,000	3,594,375
Mohegan Tribal Gaming Authority	7.125	08/15/14	5,540,000	3,905,700
Mohegan Tribal Gaming Authority	8.000	04/01/12	10,425,000	8,861,250
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	780,000	758,550
Waterford Gaming LLC (S)	8.625	09/15/14	4,732,615	2,369,443

Household Durables 0.5%
Beazer Homes USA, Inc.	6.875	07/15/15	1,840,000	1,722,700
Beazer Homes USA, Inc.	8.125	06/15/16	2,570,000	2,406,163
Beazer Homes USA, Inc.	9.125	05/15/19	1,945,000	1,658,113
Standard Pacific Corp.	8.375	05/15/18	3,025,000	3,236,750
Standard Pacific Corp.	8.375	01/15/21	1,835,000	1,949,688
Urbi Desarrollos Urbanos SAB de CV (S)	9.750	02/03/22	6,345,000	6,519,488

Media 5.1%
AMC Entertainment, Inc.	8.000	03/01/14	3,566,000	3,566,000
AMC Entertainment, Inc.	8.750	06/01/19	8,710,000	9,080,175
AMC Entertainment, Inc.	9.750	12/01/20	8,555,000	7,998,925
Cablevision Systems Corp.	8.000	04/15/20	6,700,000	7,520,750
Cablevision Systems Corp.	8.625	09/15/17	4,905,000	5,530,388
CCO Holdings LLC	7.000	01/15/19	13,570,000	14,655,600
Cinemark USA, Inc.	7.375	06/15/21	3,950,000	4,216,625
Cinemark USA, Inc.	8.625	06/15/19	1,435,000	1,596,438

1

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

Clear Channel Communications, Inc.	9.000	03/01/21	$2,980,000	$2,741,600
Clear Channel Communications, Inc.	10.750	08/01/16	12,425,000	10,126,375
Clear Channel Communications, Inc., PIK	11.000	08/01/16	15,074,084	12,059,267
Comcast Corp.	4.950	06/15/16	1,800,000	2,034,614
DISH DBS Corp.	7.875	09/01/19	18,000,000	21,150,000
Quebecor Media, Inc. (CAD) (D)(S)	7.375	01/15/21	1,310,000	1,343,827
Regal Entertainment Group	9.125	08/15/18	1,445,000	1,582,275
Shaw Communications, Inc. (CAD) (D)	5.500	12/07/20	3,155,000	3,497,364
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	2,325,000	2,615,411
Shaw Communications, Inc. (CAD) (D)	6.100	11/16/12	9,000,000	9,367,477
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	3,055,000	3,359,188
Sirius XM Radio, Inc. (S)	8.750	04/01/15	12,710,000	14,425,850
Videotron Ltee (CAD) (D)(S)	7.125	01/15/20	4,670,000	4,906,273
Virgin Media Secured Finance PLC	5.250	01/15/21	2,210,000	2,419,302
WMG Acquisition Corp. (S)	11.500	10/01/18	7,940,000	8,436,250
XM Satellite Radio, Inc. (S)	7.625	11/01/18	17,740,000	19,425,300

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	7.875	08/15/36	6,800,000	7,606,949
Michaels Stores, Inc.	11.375	11/01/16	6,265,000	6,640,274

Specialty Retail 0.6%
Automotores Gildemeister SA (S)	8.250	05/24/21	7,600,000	7,904,000
Empire Today LLC (S)	11.375	02/01/17	4,940,000	4,767,100
Gymboree Corp.	9.125	12/01/18	3,065,000	2,743,175
Hillman Group, Inc.	10.875	06/01/18	3,170,000	3,320,575
Toys R Us Property Company II LLC	8.500	12/01/17	1,575,000	1,665,563

Textiles, Apparel & Luxury Goods 0.3%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	4,545,000	4,664,306
PVH Corp.	7.375	05/15/20	3,700,000	4,107,000

Consumer Staples 3.2%				109,269,666

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11/17/15	7,710,000	4,725,448
Corp. Lindley SA (S)	6.750	11/23/21	3,160,000	3,389,100

Food & Staples Retailing 0.1%
Rite Aid Corp. (S)	9.250	03/15/20	4,205,000	4,257,563

Food Products 1.2%
B&G Foods, Inc.	7.625	01/15/18	3,770,000	4,085,738
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	4,645,000	4,923,700
Del Monte Corp.	7.625	02/15/19	6,600,000	6,616,500
Grupo Bimbo SAB de CV (S)	4.500	01/25/22	4,945,000	5,095,763
Marfrig Holding Europe BV (S)	8.375	05/09/18	8,300,000	7,553,000
TreeHouse Foods, Inc.	7.750	03/01/18	2,500,000	2,737,500
Viterra, Inc. (CAD) (D)	8.500	07/07/14	9,700,000	10,195,563

Household Products 1.3%
Reynolds Group Issuer, Inc. (S)	8.250	02/15/21	1,590,000	1,518,450
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	27,175,000	27,175,000
Reynolds Group Issuer, Inc. (S)	9.250	05/15/18	2,910,000	2,924,550
Yankee Candle Company, Inc.	8.500	02/15/15	9,010,000	9,224,078
Yankee Candle Company, Inc., Series B	9.750	02/15/17	2,180,000	2,212,700
YCC Holdings LLC, PIK	10.250	02/15/16	1,050,000	1,017,188

2

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Staples (continued)

Personal Products 0.4%
Hypermarcas SA (S)	6.500	04/20/21	$10,605,000	$10,233,825
Revlon Consumer Products Corp.	9.750	11/15/15	1,280,000	1,384,000

Energy 4.6%				156,878,275

Energy Equipment & Services 1.4%
Calfrac Holdings LP (S)	7.500	12/01/20	4,920,000	4,920,000
Inkia Energy, Ltd. (S)	8.375	04/04/21	12,190,000	12,555,700
Offshore Group Investments, Ltd.	11.500	08/01/15	21,705,000	24,201,075
PHI, Inc.	8.625	10/15/18	4,875,000	4,996,875
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	2,490,000	2,664,300

Oil, Gas & Consumable Fuels 3.2%
Alpha Natural Resources, Inc.	6.250	06/01/21	7,920,000	7,682,400
Arch Coal, Inc. (S)	7.000	06/15/19	2,855,000	2,855,000
Arch Coal, Inc. (S)	7.250	06/15/21	5,115,000	5,102,213
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	2,365,000	2,533,506
Energy Partners, Ltd.	8.250	02/15/18	2,405,000	2,405,000
EV Energy Partners LP	8.000	04/15/19	4,535,000	4,761,750
Forbes Energy Services, Ltd.	9.000	06/15/19	3,160,000	3,112,600
Linn Energy LLC (S)	6.250	11/01/19	1,755,000	1,752,806
Linn Energy LLC	8.625	04/15/20	2,725,000	3,024,750
MarkWest Energy Partners LP	6.500	08/15/21	3,095,000	3,342,600
McMoRan Exploration Company	11.875	11/15/14	7,415,000	7,859,900
Niska Gas Storage US LLC	8.875	03/15/18	4,380,000	4,204,800
Pan American Energy LLC (S)	7.875	05/07/21	3,785,000	3,974,250
Peabody Energy Corp. (S)	6.250	11/15/21	8,025,000	8,406,188
Pertamina Persero PT (S)	5.250	05/23/21	3,910,000	4,154,375
Pertamina Persero PT (S)	6.500	05/27/41	2,800,000	3,101,000
Petrobras International Finance Company	5.375	01/27/21	5,035,000	5,411,678
Petroleos Mexicanos	6.000	03/05/20	2,685,000	3,040,763
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	8,065,000	8,750,525
Regency Energy Partners LP	9.375	06/01/16	7,000,000	7,752,500
Valero Energy Corp.	4.500	02/01/15	1,530,000	1,636,617
Valero Energy Corp.	6.125	02/01/20	1,530,000	1,784,410
W&T Offshore, Inc.	8.500	06/15/19	5,735,000	6,172,294
Westmoreland Coal Company	10.750	02/01/18	4,915,000	4,718,400

Financials 16.3%				553,784,817

Capital Markets 1.0%
Affinion Group Holdings, Inc.	11.625	11/15/15	3,970,000	3,533,300
E*Trade Financial Corp.	6.750	06/01/16	4,260,000	4,334,550
Hongkong Land Treasury Services (Singapore) Pte, Ltd.
(SGD) (D)	3.860	12/29/17	4,000,000	3,338,926
Macquarie Group, Ltd. (S)	7.300	08/01/14	1,735,000	1,828,258
Morgan Stanley (BRL) (D)(S)	11.500	10/22/20	14,599,000	8,352,609
Polymer Group, Inc.	7.750	02/01/19	930,000	995,100
Temasek Financial I, Ltd. (SGD) (D)	3.265	02/19/20	12,250,000	10,610,313

Commercial Banks 3.2%
ANZ National International, Ltd. (SGD) (D)	2.950	07/27/15	11,000,000	8,942,266
Banco de Galicia y Buenos Aires (S)	8.750	05/04/18	6,505,000	6,212,275
Banco Safra SA (BRL) (D)(S)	10.250	08/08/16	4,641,000	2,678,929
Banco Votorantim SA (BRL) (D)(S)	6.250	05/16/16	10,930,000	6,683,069
BanColombia SA	5.950	06/03/21	5,995,000	6,219,813

3

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

BBVA Bancomer SA (S)	6.500	03/10/21	$6,365,000	$6,492,300
DBS Bank, Ltd. (IDR) (D)(S)	6.890	12/23/13	66,000,000,000	7,253,415
First Tennessee Bank NA	5.050	01/15/15	1,624,000	1,662,174
M&I Marshall & Ilsley Bank	4.850	06/16/15	8,490,000	9,131,572
M&I Marshall & Ilsley Bank	5.000	01/17/17	7,370,000	7,869,966
PNC Funding Corp.	5.625	02/01/17	3,360,000	3,731,603
Regions Financial Corp.	7.375	12/10/37	4,085,000	3,727,563
Standard Chartered Bank (SGD) (D)	2.220	07/05/13	17,000,000	13,640,004
State Bank of India/London (S)	4.500	07/27/15	3,680,000	3,785,288
Synovus Financial Corp.	5.125	06/15/17	1,595,000	1,451,450
The Royal Bank of Scotland PLC (SGD) (D)(P)	1.609	03/31/14	6,250,000	4,954,958
The South Financial Group, Inc. (P)	1.908	09/01/37	975,000	797,063
Wells Fargo & Company	2.625	12/15/16	7,380,000	7,598,581
Western Alliance Bancorp	10.000	09/01/15	1,675,000	1,794,344
Wilmington Trust Corp.	4.875	04/15/13	5,205,000	5,394,780

Consumer Finance 0.4%
Capital One Financial Corp.	6.150	09/01/16	8,555,000	9,165,262
Discover Financial Services	10.250	07/15/19	3,100,000	3,952,785

Diversified Financial Services 9.1%
Alfa Bank OJSC (S)	7.750	04/28/21	3,550,000	3,523,375
Banco Continental SA (7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%) (S)	7.375	10/07/40	3,455,000	3,543,685
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands (NZD) (D)	5.125	03/12/13	5,980,000	5,045,521
Corp Andina de Fomento	3.750	01/15/16	5,610,000	5,767,950
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	10,550,000	11,337,660
Eurofima (AUD) (D)	6.000	01/28/14	14,285,000	15,533,913
European Investment Bank (NOK) (D)	4.250	02/04/15	85,900,000	15,887,827
European Investment Bank (AUD) (D)	5.375	05/20/14	17,636,000	19,074,976
European Investment Bank (NZD) (D)	6.500	09/10/14	5,685,000	4,984,566
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	7.000	10/08/15	2,600,000	2,905,212
General Electric Capital Corp. (SEK) (D)	4.875	04/05/16	69,000,000	10,935,103
General Electric Capital Corp., Series A (NZD) (D)	7.625	12/10/14	33,700,000	30,205,182
Gruposura Finance (S)	5.700	05/18/21	5,165,000	5,307,038
Inter-American Development Bank (INR) (D)	4.750	01/10/14	330,650,000	6,584,327
Inter-American Development Bank (AUD) (D)	5.375	05/27/14	13,790,000	15,116,212
Inter-American Development Bank, Series INTL (NZD) (D)	7.250	05/24/12	20,555,000	17,301,688
Inter-American Development Bank, Series MPLE (CAD) (D)	4.250	12/02/12	4,770,000	4,925,858
Intercorp Retail Trust (S)	8.875	11/14/18	3,985,000	4,283,875
International Bank for Reconstruction & Development (NOK)
(D)	3.250	04/14/14	50,300,000	9,201,380
International Bank for Reconstruction & Development (NZD)
(D)	4.500	08/16/16	9,400,000	8,064,400
International Bank for Reconstruction & Development (NZD)
(D)	5.375	12/15/14	18,470,000	16,156,399
International Finance Corp. (AUD) (D)	7.500	02/28/13	9,510,000	10,509,686
Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12/15/14	38,410,000	7,158,352
Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05/13/15	22,750,000	25,044,850
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	01/19/16	11,500,000	12,745,109
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08/20/20	14,600,000	16,231,039
Kreditanstalt fuer Wiederaufbau (IDR) (D)	7.000	10/22/12	146,400,000,000	16,426,827
Nationstar Mortgage	10.875	04/01/15	2,980,000	3,099,200
Ono Finance II PLC (S)	10.875	07/15/19	750,000	676,875

4

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

Insurance 1.3%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58	$13,650,000	$14,451,938
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	1,560,000	1,605,825
CNO Financial Group, Inc. (S)	9.000	01/15/18	5,825,000	6,269,156
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	8,105,000	6,078,750
Lincoln National Corp. (7.000% to 05/17/2016, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	2,770,000	2,645,350
MetLife, Inc.	6.400	12/15/36	7,300,000	7,196,019
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37	2,585,000	2,520,375
The Allstate Corp. (6.500% to 05/15/2037, then 3 month
LIBOR + 2.120%)	6.500	05/15/37	4,390,000	4,302,200

Real Estate Investment Trusts 0.1%
DuPont Fabros Technology LP	8.500	12/15/17	2,465,000	2,723,825

Real Estate Management & Development 1.2%
CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08/24/17	14,250,000	11,575,811
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	2,090,000	2,100,450
Realogy Corp. (S)	7.625	01/15/20	770,000	795,025
Realogy Corp. (S)	7.875	02/15/19	4,590,000	4,452,300
Realogy Corp.	11.500	04/15/17	8,470,000	7,750,050
Realogy Corp.	12.000	04/15/17	12,884,937	11,854,142
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	4,170,000	3,753,000

Health Care 2.4%				80,930,119

Biotechnology 0.2%
Grifols, Inc.	8.250	02/01/18	2,465,000	2,674,525
Kinetic Concepts, Inc. (S)	10.500	11/01/18	3,310,000	3,442,400

Health Care Equipment & Supplies 0.1%
Alere, Inc.	8.625	10/01/18	2,960,000	3,126,500

Health Care Providers & Services 1.6%
BioScrip, Inc.	10.250	10/01/15	6,320,000	6,809,800
Community Health Systems, Inc.	8.875	07/15/15	8,839,000	9,258,853
Emergency Medical Services Corp.	8.125	06/01/19	1,055,000	1,107,750
ExamWorks Group, Inc. (S)	9.000	07/15/19	7,885,000	7,687,875
HCA, Inc.	7.500	02/15/22	13,250,000	14,343,125
HCA, Inc.	8.000	10/01/18	2,135,000	2,353,838
HCA, Inc.	8.500	04/15/19	10,000,000	11,200,000
LifePoint Hospitals, Inc.	6.625	10/01/20	1,100,000	1,182,500

Pharmaceuticals 0.5%
Catalent Pharma Solutions, Inc., PIK (P)	9.500	04/15/15	12,587,726	12,996,827
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	3,765,000	4,188,563
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20	550,000	557,563

Industrials 4.4%				149,054,211

Aerospace & Defense 0.3%
Bombardier, Inc. (S)	7.750	03/15/20	2,350,000	2,726,000
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	3,010,000	3,243,275
TransDigm, Inc.	7.750	12/15/18	5,505,000	6,055,500

5

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Industrials (continued)

Airlines 1.3%
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	$4,566,995	$4,407,150
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	2,454,127	2,576,834
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	3,639,017	3,989,454
Delta Air Lines, Inc. (S)	9.500	09/15/14	5,329,000	5,715,353
Delta Air Lines, Inc. (S)	12.250	03/15/15	2,810,000	3,027,775
TAM Capital 3, Inc. (S)	8.375	06/03/21	5,440,000	5,712,000
TAM Capital, Inc.	7.375	04/25/17	3,135,000	3,268,238
UAL 2009-2A Pass Through Trust	9.750	01/15/17	2,316,809	2,652,746
United Air Lines, Inc. (S)	9.875	08/01/13	1,085,000	1,141,963
United Air Lines, Inc. (S)	12.000	11/01/13	7,305,000	7,743,300
United Air Lines, Inc.	12.750	07/15/12	2,248,963	2,327,677
United Airlines 2009-1 Pass Through Trust	10.400	11/01/16	1,846,694	2,105,231

Building Products 0.3%
Euramax International, Inc.	9.500	04/01/16	1,370,000	1,236,425
Nortek, Inc.	8.500	04/15/21	2,700,000	2,612,250
Nortek, Inc.	10.000	12/01/18	5,125,000	5,394,063
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,205,000	1,322,488

Commercial Services & Supplies 0.4%
Covanta Holding Corp.	7.250	12/01/20	7,700,000	8,212,497
Garda World Security Corp. (S)	9.750	03/15/17	5,000,000	5,275,000

Construction & Engineering 0.3%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	4,421,760	4,720,229
Tutor Perini Corp.	7.625	11/01/18	4,835,000	4,859,175

Construction Materials 0.2%
Votorantim Cimentos SA (S)	7.250	04/05/41	5,625,000	5,630,625

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	2,410,000	2,494,350
WPE International Cooperatief UA (S)	10.375	09/30/20	8,350,000	7,869,875

Industrial Conglomerates 0.5%
Grupo KUO SAB de CV (S)	9.750	10/17/17	6,175,000	6,669,000
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	2,550,000	2,700,338
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	3,925,000	4,091,789
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	2,100,000	2,168,250
Smiths Group PLC (S)	7.200	05/15/19	520,000	629,227

Machinery 0.2%
Thermadyne Holdings Corp.	9.000	12/15/17	2,735,000	2,858,075
Volvo Treasury AB (S)	5.950	04/01/15	2,590,000	2,778,433

Marine 0.1%
Navios Maritime Holdings, Inc.	8.125	02/15/19	4,310,000	3,469,550
Navios South American Logistics, Inc. (S)	9.250	04/15/19	1,595,000	1,323,850

Road & Rail 0.3%
Avis Budget Car Rental LLC	9.625	03/15/18	2,675,000	2,915,750
Swift Services Holdings, Inc.	10.000	11/15/18	5,710,000	6,245,313

Trading Companies & Distributors 0.0%
Aircastle, Ltd. (S)	9.750	08/01/18	1,105,000	1,240,363

Transportation Infrastructure 0.2%
SCF Capital, Ltd. (S)	5.375	10/27/17	5,880,000	5,644,800

6

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Information Technology 0.8%				$25,848,213

Computers & Peripherals 0.2%
Seagate HDD Cayman (S)	7.000	11/01/21	$5,960,000	6,600,700

Electronic Equipment, Instruments & Components 0.2%
CDW LLC	12.535	10/12/17	3,760,000	4,098,400
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	2,390,000	2,629,000

IT Services 0.3%
Brightstar Corp. (S)	9.500	12/01/16	6,890,000	7,165,600
Equinix, Inc.	8.125	03/01/18	1,810,000	2,020,413

Software 0.1%
First Data Corp. (S)	8.875	08/15/20	3,080,000	3,334,100

Materials 5.1%				172,731,356

Chemicals 0.5%
American Pacific Corp.	9.000	02/01/15	5,560,000	5,407,100
Braskem Finance, Ltd. (S)	5.750	04/15/21	1,755,000	1,829,588
Braskem Finance, Ltd. (S)	7.000	05/07/20	4,225,000	4,668,625
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	2,770,000	2,804,625
Ferro Corp.	7.875	08/15/18	460,000	480,700

Construction Materials 0.2%
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	3,740,000	3,711,950
Vulcan Materials Company	7.500	06/15/21	1,330,000	1,481,288

Containers & Packaging 1.4%
AEP Industries, Inc.	8.250	04/15/19	4,050,000	4,313,250
Ball Corp.	6.750	09/15/20	15,100,000	16,836,500
Berry Plastics Corp.	8.250	11/15/15	5,255,000	5,649,125
Berry Plastics Corp.	9.750	01/15/21	2,560,000	2,739,200
Cascades, Inc.	7.875	01/15/20	1,695,000	1,711,950
Graham Packaging Company LP	9.875	10/15/14	1,035,000	1,055,700
Graphic Packaging International, Inc.	7.875	10/01/18	761,000	837,100
Graphic Packaging International, Inc.	9.500	06/15/17	4,290,000	4,772,625
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	2,440,000	2,763,300
Pretium Packaging LLC	11.500	04/01/16	1,765,000	1,835,600
Solo Cup Company	10.500	11/01/13	5,095,000	5,152,319

Metals & Mining 2.1%
APERAM (S)	7.750	04/01/18	2,880,000	2,736,000
CSN Islands XI Corp. (S)	6.875	09/21/19	1,560,000	1,735,500
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15	2,800,000	2,800,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	3,550,000	3,656,500
Gerdau Trade, Inc. (S)	5.750	01/30/21	8,275,000	8,564,625
Metinvest BV (S)	8.750	02/14/18	5,905,000	5,403,075
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	6,670,000	4,568,950
Rain CII Carbon LLC (S)	8.000	12/01/18	8,400,000	8,841,000
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	3,985,000	5,385,461
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	2,500,000	3,447,465
SunCoke Energy, Inc.	7.625	08/01/19	5,960,000	6,198,400
Teck Resources, Ltd.	10.750	05/15/19	1,385,000	1,717,400
Thompson Creek Metals Company, Inc.	7.375	06/01/18	3,675,000	3,518,813
Vale Overseas, Ltd.	4.625	09/15/20	2,400,000	2,568,137
Vedanta Resources PLC (S)	8.250	06/07/21	7,942,000	7,326,495
Winsway Coking Coal Holding, Ltd. (S)	8.500	04/08/16	4,920,000	4,218,900

7

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Materials (continued)

Paper & Forest Products 0.9%
AbitibiBowater, Inc. (S)	10.250	10/15/18	$3,630,000	$4,147,275
Celulosa Arauco y Constitucion SA	5.000	01/21/21	2,970,000	3,081,734
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	3,215,000	3,303,413
Mercer International, Inc.	9.500	12/01/17	3,280,000	3,427,600
Sappi Papier Holding GmbH (S)	7.500	06/15/32	8,249,000	6,764,180
Suzano Trading, Ltd. (S)	5.875	01/23/21	8,275,000	8,047,438
Verso Paper Holdings LLC	8.750	02/01/19	6,510,000	3,222,450

Telecommunication Services 3.6%				123,111,701

Communications Equipment 0.1%
Sable International Finance, Ltd. (S)	7.750	02/15/17	1,590,000	1,649,625
SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04/08/20	2,250,000	1,925,537

Diversified Telecommunication Services 1.9%
Axtel SAB de CV (S)	7.625	02/01/17	6,250,000	5,406,250
Axtel SAB de CV (S)	9.000	09/22/19	5,640,000	4,878,600
Cincinnati Bell, Inc.	8.750	03/15/18	4,225,000	4,024,313
Crown Castle Towers LLC (S)	4.883	08/15/20	6,663,000	6,971,011
Frontier Communications Corp.	7.125	03/15/19	2,770,000	2,832,325
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	5,175,000	5,065,419
Intelsat Luxembourg SA	11.250	02/04/17	12,170,000	12,550,313
Intelsat Luxembourg SA, PIK (S)	11.500	02/04/17	4,825,000	4,921,500
Level 3 Financing, Inc.	10.000	02/01/18	890,000	981,225
Oi SA (BRL) (D)(S)	9.750	09/15/16	6,235,000	3,612,651
Satmex Escrow SA de CV	9.500	05/15/17	4,452,000	4,607,820
West Corp.	11.000	10/15/16	8,705,000	9,238,181
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,500,000	1,462,500

Wireless Telecommunication Services 1.6%
American Tower Corp.	7.000	10/15/17	3,500,000	4,037,688
CC Holdings GS V LLC (S)	7.750	05/01/17	2,365,000	2,577,850
Data & Audio Visual Enterprises Wireless, Inc. (CAD) (D)	9.500	04/29/18	3,623,000	3,277,159
Digicel Group, Ltd. (S)	8.875	01/15/15	4,985,000	5,072,238
Digicel, Ltd. (S)	7.000	02/15/20	1,660,000	1,676,600
Digicel, Ltd. (S)	8.250	09/01/17	6,535,000	6,927,100
Nextel Communications, Inc.	6.875	10/31/13	1,775,000	1,781,656
Nextel Communications, Inc.	7.375	08/01/15	9,760,000	9,638,000
NII Capital Corp.	8.875	12/15/19	2,830,000	3,049,325
NII Capital Corp.	10.000	08/15/16	2,025,000	2,308,500
SBA Tower Trust (S)	5.101	04/15/17	4,770,000	5,113,440
Sprint Capital Corp.	8.750	03/15/32	6,820,000	6,069,800
Sprint Nextel Corp. (S)	9.000	11/15/18	1,305,000	1,455,075

Utilities 0.8%				27,990,896

Electric Utilities 0.5%
Appalachian Power Company	5.000	06/01/17	2,305,000	2,601,688
Centrais Eletricas do Para SA (H)(S)	10.500	06/03/16	4,275,000	2,138,174
Cia de Eletricidade do Estado da Bahia (BRL) (D)(S)	11.750	04/27/16	5,938,000	3,622,102
Dubai Electricity & Water Authority (S)	7.375	10/21/20	4,890,000	5,116,163
United Maritime Group LLC	11.750	06/15/15	3,425,000	3,497,781

Independent Power Producers & Energy Traders 0.1%
AES Andres Dominicana, Ltd. (S)	9.500	11/12/20	4,065,000	4,237,763

8

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Utilities (continued)

Multi-Utilities 0.1%
Dominion Resources, Inc.	5.600	11/15/16	$2,680,000	$3,126,925

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	3,460,000	3,650,300

Convertible Bonds 1.2%				$40,279,106

(Cost $34,781,353)

Consumer Discretionary 0.7%				22,500,253

Automobiles 0.5%
Ford Motor Company	4.250	11/15/16	10,235,000	16,273,650

Media 0.2%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	4,243,000	6,226,603

Energy 0.1%				3,564,713

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	2.250	12/15/38	2,460,000	1,968,000
Chesapeake Energy Corp.	2.500	05/15/37	1,710,000	1,596,713

Financials 0.1%				5,460,665

Capital Markets 0.0%
Ares Capital Corp. (S)	5.750	02/01/16	1,735,000	1,839,100

Real Estate Investment Trusts 0.1%
Dundee International (CAD) (D)	5.500	07/31/18	1,570,000	1,591,342
Transglobe Apartment (CAD) (D)	5.400	09/30/18	1,960,000	2,030,223

Health Care 0.1%				2,122,575

Health Care Equipment & Supplies 0.1%
Teleflex, Inc.	3.875	08/01/17	1,820,000	2,122,575

Industrials 0.2%				6,630,900

Airlines 0.2%
United Continental Holdings, Inc.	4.500	06/30/21	7,130,000	6,630,900

Foreign Government Obligations 25.6%				$870,855,588

(Cost $810,817,816)

Argentina 0.8%				27,484,138

Provincia de Buenos Aires (S)	10.875	01/26/21	3,735,000	2,950,650
Provincia de Buenos Aires (S)	11.750	10/05/15	5,560,000	5,351,500
Provincia de Cordoba (S)	12.375	08/17/17	3,990,000	3,650,850
Provincia de Neuquen Argentina (S)	7.875	04/26/21	6,470,000	6,696,450
Republic of Argentina	7.000	10/03/15	2,110,000	2,046,700
Republic of Argentina	8.750	06/02/17	6,805,000	6,787,988

Australia 2.5%				86,221,627

New South Wales Treasury Corp. (AUD) (D)	6.000	05/01/20	34,500,000	39,951,364
Queensland Treasury Corp. (AUD) (D)	6.000	10/21/15	31,611,000	35,341,017
Queensland Treasury Corp. (AUD) (D)	6.000	04/21/16	9,753,000	10,929,246

9

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Brazil 0.1%				$3,218,814

Federative Republic of Brazil (BRL) (D)	10.250	01/10/28	$4,817,000	3,218,814

Canada 3.7%				123,939,090

Canada Housing Trust No. 1 (CAD) (D)(S)	2.750	06/15/16	15,475,000	16,339,423
Government of Canada (CAD) (D)	2.750	09/01/16	15,500,000	16,590,929
Ontario School Boards Financing Corp., Series 01A2 (CAD)
(D)	6.250	10/19/16	8,485,000	10,131,748
Province of Ontario	3.150	12/15/17	6,960,000	7,504,912
Province of Ontario (CAD) (D)	4.500	03/08/15	8,915,000	9,773,208
Province of Ontario (CAD) (D)	4.750	06/02/13	14,000,000	14,753,449
Province of Ontario (NZD) (D)	6.250	06/16/15	30,690,000	27,226,730
Province of Quebec (CAD) (D)	5.250	10/01/13	14,000,000	15,018,040
Province of Quebec (NZD) (D)	6.750	11/09/15	7,310,000	6,600,651

Indonesia 2.4%				82,085,778

Republic of Indonesia (S)	5.875	03/13/20	4,140,000	4,807,575
Republic of Indonesia (IDR) (D)	8.250	07/15/21	214,360,000,000	27,946,888
Republic of Indonesia (IDR) (D)	9.500	06/15/15	137,720,000,000	17,384,738
Republic of Indonesia (IDR) (D)	9.500	07/15/31	91,600,000,000	13,281,238
Republic of Indonesia (IDR) (D)	10.000	07/15/17	80,270,000,000	10,871,886
Republic of Indonesia (IDR) (D)	12.500	03/15/13	27,675,000,000	3,317,364
Republic of Indonesia (IDR) (D)	14.250	06/15/13	36,000,000,000	4,476,089

Malaysia 1.0%				33,278,901

Government of Malaysia (MYR) (D)	3.835	08/12/15	50,450,000	17,244,334
Government of Malaysia (MYR) (D)	4.262	09/15/16	46,000,000	16,034,567

Mexico 0.5%				17,490,959

Government of Mexico (MXN) (D)	7.500	06/21/12	150,685,800	11,836,859
Government of Mexico	11.375	09/15/16	4,010,000	5,654,100

New Zealand 2.5%				83,667,771

Dominion of New Zealand (NZD) (D)	5.000	03/15/19	10,200,000	9,080,207
Dominion of New Zealand (NZD) (D)	6.000	05/15/21	26,500,000	25,243,234
Government of New Zealand, Series 1217 (NZD) (D)	6.000	12/15/17	44,220,000	41,367,161
New Zealand Government Bond (NZD) (D)	6.000	04/15/15	8,800,000	7,977,169

Norway 1.0%				33,848,687

Government of Norway (NOK) (D)	4.500	05/22/19	34,741,000	7,163,381
Government of Norway (NOK) (D)	5.000	05/15/15	101,202,000	19,973,879
Government of Norway (NOK) (D)	6.500	05/15/13	35,500,000	6,711,427

Peru 0.1%				2,603,570

Republic of Peru	7.350	07/21/25	1,930,000	2,603,570

Philippines 3.8%				130,170,271

Republic of Philippines (PHP) (D)	4.950	01/15/21	608,000,000	15,020,465
Republic of Philippines (PHP) (D)	5.875	12/16/20	609,320,800	15,328,391
Republic of Philippines (PHP) (D)	5.875	03/01/32	1,488,595,000	34,816,864
Republic of Philippines (PHP) (D)	6.250	01/14/36	252,000,000	6,532,078
Republic of Philippines (PHP) (D)	6.500	04/28/21	678,000,000	17,501,201
Republic of Philippines (PHP) (D)	8.125	12/16/35	1,343,408,480	40,971,272

Singapore 2.1%				71,596,786

Republic of Singapore (SGD) (D)	1.375	10/01/14	7,000,000	5,750,041
Republic of Singapore (SGD) (D)	1.625	04/01/13	17,300,000	14,047,658

10

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Singapore (continued)

Republic of Singapore (SGD) (D)	2.875	07/01/15	$28,400,000	$24,573,216
Republic of Singapore (SGD) (D)	3.250	09/01/20	29,690,000	27,225,871

South Korea 2.9%				99,615,560

Republic of Korea (SGD) (D)	2.440	05/25/12	4,250,000	3,404,608
Republic of Korea (KRW) (D)	3.500	06/10/14	6,300,000,000	5,640,601
Republic of Korea (KRW) (D)	4.000	03/10/16	20,800,000,000	18,915,919
Republic of Korea (KRW) (D)	4.250	06/10/21	17,000,000,000	15,735,673
Republic of Korea	4.375	08/10/15	1,530,000	1,605,663
Republic of Korea (KRW) (D)	5.000	06/10/20	11,735,000,000	11,392,545
Republic of Korea, Series 1212 (KRW) (D)	4.250	12/10/12	1,100,000,000	989,502
Republic of Korea, Series 1809 (KRW) (D)	5.750	09/10/18	41,930,000,000	41,931,049

Sweden 2.1%				72,745,531

Kingdom of Sweden (SEK) (D)	3.750	08/12/17	82,930,000	14,020,945
Kingdom of Sweden (SEK) (D)	4.500	08/12/15	129,600,000	21,770,403
Kingdom of Sweden, Series 1047 (SEK) (D)	5.000	12/01/20	110,425,000	20,902,447
Svensk Exportkredit AB (NZD) (D)	7.625	06/30/14	18,040,000	16,051,736

Ukraine 0.1%				2,888,105

City of Kyiv (S)	9.375	07/11/16	815,000	704,105
Government of Ukraine (S)	7.950	02/23/21	2,400,000	2,184,000

Term Loans (M) 3.7%				$124,559,077

(Cost $130,134,123)

Consumer Discretionary 1.4%				47,297,886

Hotels, Restaurants & Leisure 0.6%
Caesars Entertainment Operating Company, Inc.	4.494	01/26/18	12,425,000	10,780,912
CCM Merger, Inc.	7.000	03/01/17	1,641,565	1,640,027
Kalispel Tribal Economic Authority	7.500	02/22/17	4,640,638	4,455,012
Las Vegas Sands LLC	2.750	11/23/16	3,210,412	3,113,653
Las Vegas Sands LLC	2.750	11/23/16	645,246	625,799

Media 0.7%
Clear Channel Communications, Inc.	3.894	01/28/16	8,198,855	6,724,529
Hubbard Broadcasting, Inc.	8.750	04/30/18	690,000	700,350
Mood Media Corp.	7.000	04/30/18	2,935,250	2,825,178
Mood Media Corp.	10.250	10/31/18	1,055,000	986,425
PRIMEDIA, Inc.	7.500	01/12/18	11,731,050	10,381,979
Vertis, Inc.	11.750	12/31/15	2,402,635	870,955

Multiline Retail 0.1%
Michaels Stores, Inc.	2.875	10/31/13	4,228,080	4,193,067

Consumer Staples 0.1%				4,312,948

Food & Staples Retailing 0.0%
Great Atlantic & Pacific Tea Company	8.750	06/15/12	1,500,000	1,506,500

Personal Products 0.1%
Revlon Consumer Products Corp.	4.750	11/17/17	2,810,875	2,806,448

Financials 0.2%				4,750,985

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	7.000	06/30/14	3,240,000	3,222,585

11

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

Real Estate Management & Development 0.1%
Realogy Corp.	3.247	10/10/13	$393,001	$390,250
Realogy Corp.	13.500	10/15/17	1,105,000	1,138,150

Health Care 0.4%				14,167,983

Health Care Providers & Services 0.4%
Catalent Pharma Solutions, Inc.	4.244	04/10/14	6,368,508	6,288,901
Community Health Systems, Inc.	2.997	07/25/14	3,763,088	3,711,323
Community Health Systems, Inc.	3.250	07/25/14	241,180	237,862
National Mentor Holdings, Inc.	7.000	02/09/17	3,994,812	3,929,897

Industrials 0.7%				24,073,752

Airlines 0.5%
Delta Air Lines, Inc.	5.500	04/20/17	7,761,000	7,566,975
US Airways Group, Inc.	2.744	03/21/14	11,706,035	10,753,164

Trading Companies & Distributors 0.2%
Bourland & Leverich Supply Company LLC	11.000	08/13/15	3,273,344	3,330,627
Travelport LLC	5.081	08/21/15	2,856,574	2,422,986

Information Technology 0.1%				3,689,335

Software 0.1%
First Data Corp.	2.995	09/24/14	519,167	496,064
First Data Corp.	4.245	03/23/18	3,562,924	3,193,271

Materials 0.2%				6,890,200

Containers & Packaging 0.2%
Consolidated Container Company LLC	5.750	09/28/14	7,330,000	6,890,200

Telecommunication Services 0.5%				15,926,739

Diversified Telecommunication Services 0.5%
Intelsat Jackson Holdings SA	3.254	02/03/14	6,400,000	6,236,000
Intelsat Jackson Holdings SA	5.250	04/02/18	5,136,188	5,142,608
Unitek Global Services	9.000	04/16/18	4,664,750	4,548,131

Utilities 0.1%				3,449,249

Electric Utilities 0.1%
Texas Competitive Electric Holdings Company LLC	3.757	10/10/14	2,180,313	1,327,569
Texas Competitive Electric Holdings Company LLC	4.757	10/10/17	3,809,503	2,121,680

Capital Preferred Securities 2.3%				$77,385,727

(Cost $72,808,560)

Financials 2.3%				77,385,727

Commercial Banks 2.1%
BB&T Capital Trust IV (6.820% to 06/12/2037 then 3 month
LIBOR + 2.110% quarterly or 1 month LIBOR + 2.108%)	6.820	06/12/57	2,337,000	2,366,213
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	4,105,000	4,074,213
First Midwest Capital Trust I, Series B	6.950	12/01/33	2,694,000	2,444,805
First Tennessee Capital II	6.300	04/15/34	870,000	787,350
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%)	5.911	11/30/35	10,565,000	9,482,088

12

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

M&T Capital Trust I	8.234	02/01/27	$1,725,000	$1,747,673
PNC Financial Services Group, Inc. (P)(Q)	6.750	08/01/21	5,830,000	6,148,959
PNC Preferred Funding Trust III (8.700% to 03/15/2013, then
3 month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	600,000	619,344
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	1,640,000	1,492,400
SunTrust Capital VIII (6.100% to 12/15/2036, then 1 month
LIBOR + 1.965%)	6.100	12/15/36	8,280,000	8,197,200
USB Capital IX (P)(Q)	3.500	04/15/17	9,993,000	7,706,801
Wachovia Capital Trust III (P)(Q)	5.570	03/15/12	27,125,000	24,853,281

Diversified Financial Services 0.2%
JPMorgan Chase Capital XXII	6.450	02/02/37	5,960,000	5,989,800
Susquehanna Capital II	11.000	03/23/40	1,360,000	1,475,600

Collateralized Mortgage Obligations 5.0%				$171,066,028

(Cost $165,480,906)

Commercial & Residential 4.6%				156,057,233

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.723	04/25/35	5,318,097	4,923,297
American Home Mortgage Assets
Series 2006-6, Class XP IO	2.136	12/25/46	38,628,320	2,248,914
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,285,000	1,354,697
Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class AM	5.675	07/10/46	5,850,000	6,106,575
Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.594	01/25/35	3,000,858	2,510,809
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.757	02/25/37	3,041,289	2,982,984
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.813	12/10/49	5,050,000	5,838,517
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.706	09/20/46	20,387,993	1,294,964
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.239	09/19/44	36,479,216	1,964,796
Series 2005-AR2, Class X2 IO	2.424	03/19/45	70,954,538	3,850,064
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.881	07/10/38	3,475,000	3,638,766
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.690	09/25/35	6,366,050	5,716,318
Harborview Mortgage Loan Trust
Series 2005-2, Class IX IO	2.167	05/19/35	27,853,191	1,543,226
Series 2005-8, Class 1X IO	2.136	09/19/35	23,050,416	1,140,470
Series 2007-3, Class ES IO	0.350	05/19/47	48,117,084	300,732
Series 2007-4, Class ES IO	0.350	07/19/47	59,187,725	370,515
Series 2007-6, Class ES IO (S)	0.342	08/19/37	40,208,884	255,326
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.056	10/25/36	54,695,144	3,537,135
Series 2005-AR18, Class 2X IO	1.722	10/25/36	60,212,700	2,851,673
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-PDP5, Class AM (P)	5.248	12/15/44	5,455,000	5,864,098
Series 2006-LDP7, Class AM (P)	5.871	04/15/45	9,905,000	10,784,406

13

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2007-CB18, Class A4	5.440	06/12/47	$5,010,000	$5,632,487
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	9,125,000	9,720,215
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.268	01/12/44	7,010,000	7,550,422
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	4,475,000	5,052,418
MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.723	01/25/37	16,718,450	16,484,191
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	9,322,277
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.684	10/25/34	3,755,946	3,033,512
Series 2004-9, Class 1A (P)	5.840	11/25/34	4,172,857	4,049,203
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.508	12/25/33	4,379,174	3,984,344
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.425	10/25/45	164,707,886	8,306,367
Series 2005-AR13, Class B1 (P)	0.844	10/25/45	4,804,738	668,132
Series 2005-AR6, Class B1 (P)	0.844	04/25/45	7,656,066	885,776
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.613	12/25/34	5,787,099	5,484,561
Series 2005-AR5, Class 1A1 (P)	3.690	04/25/35	7,623,659	6,805,046

U.S. Government Agency 0.4%				15,008,795

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	9,124,939	1,124,163
Series 402, Class 3 IO	4.000	11/25/39	7,789,330	966,030
Series 402, Class 4 IO	4.000	10/25/39	13,310,960	1,416,270
Series 402, Class 7 IO	4.500	11/25/39	16,526,151	1,986,688
Series 406, Class 3 IO	4.000	01/25/41	17,687,046	2,163,604
Series 407, Class 4 IO	4.500	03/25/41	25,319,144	2,973,263
Series 407, Class 7 IO	5.000	03/25/41	17,173,670	3,306,374
Series 407, Class 8 IO	5.000	03/25/41	8,084,021	1,072,403

Asset Backed Securities 0.8%				$27,472,044

(Cost $25,652,896)

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09/20/22	2,030,000	1,857,450
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	7,725,000	7,741,362
Series 2007-1, Class A2 (S)	5.261	04/25/37	7,777,000	7,791,582
Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD) (D)(S)	1.926	06/15/13	1,502,552	1,519,560
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	8,211,000	8,562,090

			Shares	Value

Common Stocks 0.6%				$19,552,757

(Cost $20,204,038)

Consumer Discretionary 0.2%				6,035,366

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)(V)			8,564	649,836

14

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

	Shares	Value
Consumer Discretionary (continued)

Media 0.2%
Charter Communications, Inc., Class A (I)	78,211	$4,959,360
Vertis Holdings, Inc. (I)	300,120	426,170

Energy 0.1%		1,839,510

Oil, Gas & Consumable Fuels 0.1%
YPF SA, ADR	70,130	1,839,510

Financials 0.3%		11,580,991

Commercial Banks 0.2%
Talmer Bancorp, Inc. (I)(R)(S)	1,119,579	8,242,716

Real Estate Investment Trusts 0.1%
Dundee International	79,684	833,523
Plum Creek Timber Company, Inc.	63,962	2,504,752

Telecommunication Services 0.0%		96,890

Diversified Telecommunication Services 0.0%
Deutsche Telekom AG, ADR	8,253	96,890

	Shares	Value

Preferred Securities 2.4%		$81,025,676

(Cost $83,143,596)

Consumer Discretionary 0.5%		16,114,809

Automobiles 0.1%
General Motors Company, Series B, 4.750%	94,000	4,012,860

Hotels, Restaurants & Leisure 0.4%
Greektown Superholdings, Inc., Series A (I)(V)	159,488	12,101,949

Financials 1.4%		48,779,240

Commercial Banks 1.1%
First Tennessee Bank NA, 3.750% (S)	5,515	3,748,477
HSBC USA, Inc., 6.500%	207,625	5,252,913
US Bancorp (6.500% to 01/15/2022, then 3 month LIBOR + 4.468%)	366,050	10,007,807
Wells Fargo & Company, Series L, 7.500%	8,715	9,577,785
Zions Bancorporation, Series C, 9.500%	395,200	10,381,904

Diversified Financial Services 0.2%
Citigroup, Inc., 7.500%	73,270	7,257,394

Real Estate Investment Trusts 0.1%
FelCor Lodging Trust, Inc., Series A, 1.950%	99,725	2,552,960

Utilities 0.5%		16,131,627

Electric Utilities 0.5%
PPL Corp., 8.750%	300,235	16,131,627

15

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Escrow Certificates 0.0%				$36,119

(Cost $349)

Consumer Discretionary 0.0%				26,450

Lear Corp., Series B (I)	8.750	12/01/16	$2,645,000	26,450
SuperMedia, Inc. (I)	8.000	11/15/16	5,300,000	0

Materials 0.0%				9,669

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	455,000	9,669

			Par value	Value

Short-Term Investments 0.1%				$3,859,792

(Cost $3,859,792)

Repurchase Agreement 0.1%				3,859,792

Repurchase Agreement with State Street Corp. dated 2-29-12 at
0.010% to be repurchased at $3,859,794 on 3-1-12, collateralized by $3,825,000 Federal Home Loan Mortgage Corp., 1.120% due
12-15-14 (valued at $3,844,125) and $95,000 U.S. Treasury Notes,
0.010% due 3-8-12 (valued at $94,994, including interest)			3,859,792	3,859,792

Total investments (Cost $3,031,580,547)† 94.2%				$3,200,655,125

Other assets and liabilities, net 5.8%				$197,313,977

Total net assets 100.0%			$3,397,969,102

^ The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippino Peso
SEK	Swedish Krona
SGD	Singapore Dollar

16

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

ADR	American Depositary Receipts
IO	Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the
Securities Act of 1933.

Value as a
			Beginning	Ending	percentage
	Acquisition		share	share	of Fund's net	Value as of
Issuer, description	date	Cost	amount	amount	assets	2-29-12

Talmer Bancorp, Inc.
(formerly Talmer Bank &
Trust Company)	4-30-10	$6,909,410	1,023,611	1,119,579	0.24%	$8,242,716

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $705,855,255 or 20.77% of the Fund's net assets as of 2-29-12.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the Schedule of Investments.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $3,044,597,958. Net unrealized appreciation aggregated $156,057,167, of which $234,559,885 related to appreciated investment securities and $78,502,718 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 2-29-12:

United States	53.7%
Canada	5.9%
Philippines	3.8%
Singapore	3.3%
Australia	3.1%
Cayman Islands	3.0%
South Korea	2.9%
Indonesia	2.6%
New Zealand	2.5%
Germany	2.3%
Other Countries	16.9%

17

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

	Total Market
	Value at	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	2-29-12	Price	Observable Inputs	Unobservable Inputs
Corporate Bonds	$1,784,563,211	—	$1,752,996,984	$31,566,227
Convertible Bonds	40,279,106	—	40,279,106	—
Foreign Government Obligations	870,855,588	—	870,855,588	—
Term Loans	124,559,077	—	124,559,077	—
Capital Preferred Securities	77,385,727	—	77,385,727	—
Collateralized Mortgage Obligations	171,066,028	—	170,765,296	300,732
Asset Backed Securities	27,472,044	—	25,614,594	1,857,450
Common Stocks	19,552,757	$10,234,035	—	9,318,722
Preferred Securities	81,025,676	65,175,250	3,748,477	12,101,949
Escrow Certificates	36,119	—	9,669	26,450
Short-Term Investments	3,859,792	—	3,859,792	—
Total Investments in Securities	$3,200,655,125	$75,409,285	$3,070,074,310	$55,171,530

Other Financial Instruments
Futures	$73,729	$73,729	—	—
Forward Foreign Currency Contracts	($19,791,271)	—	($19,791,271)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

18

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

		COLLATERLIZED	ASSET
	CORPORATE	MORTGAGE	BACKED	COMMON	PREFERRED	ESCROW
	BONDS	OBLIGATIONS	SECURITIES	STOCK	SECURITIES	CERTIFICATES	TOTALS

Balance as of 5-31-11	$58,264,111	$13,442,483	$9,539,863	$11,246,185	-	$72,738	$92,565,380
Realized gain (loss)	(1,807,972)	-	-	-	($137,840)	-	(1,945,812)
Change in unrealized appreciation
(depreciation)	184,899	(9,150)	(30,450)	(3,298,969)	276,824	(46,288)	(2,923,134)
Purchases	7,248,764	762	-	767,744	-	-	8,017,270
Sales	(5,296,336)	(38,566)	-	-	(408,060)	-	(5,742,962)
Transfers into Level 3	-	-	-	603,762	12,371,025	-	12,974,787
Transfer out of Level 3	(27,027,239)	(13,094,797)	(7,651,963)	-	-	-	(47,773,999)
Balance as of 2-29-12	$31,566,227	$300,732	$1,857,450	$9,318,722	$12,101,949	$26,450	$55,171,530
Change in unrealized at period end*	($1,287,536)	($9,150)	($36,293)	($3,298,969)	$276,824	($46,288)	($4,401,412)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

19

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended February 29, 2012, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 29, 2012. During the period ended February 29, 2012, the Fund held futures contracts with USD absolute notional values ranging up to $339 million as measured at each quarter end.

	NUMBER OF		EXPIRATION	NOTIONAL	UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE (USD)	APPRECIATION

U.S. Treasury 10-Year Note Futures	190	Short	June 2012	($24,881,094)	$73,729

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 29, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at February 29, 2012. During the period ended February 29, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $1.3 billion to $5.2 billion, as measured at each quarter end.

20

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	46,500,000	$49,987,476	BANK OF NOVA SCOTIA	3-28-12	($265,643)
AUD	76,865,000	81,989,421	ROYAL BANK OF CANADA	3-28-12	201,304
AUD	23,160,000	24,763,829	CANADIAN IMPERIAL BANK OF COMMERCE	3-28-12	851
AUD	143,410,000	154,005,898	ROYAL BANK OF SCOTLAND PLC	3-28-12	(659,487)
AUD	65,260,000	69,769,997	UBS AG	3-28-12	11,656
AUD	109,295,000	113,476,431	BANK OF MONTREAL	3-28-12	3,391,262
CAD	49,457,865	49,324,688	BANK OF NOVA SCOTIA	3-28-12	632,404
CAD	81,622,896	81,676,097	ROYAL BANK OF CANADA	3-28-12	770,700
CAD	16,288,553	16,341,664	BANK OF MONTREAL	3-28-12	111,306
CAD	16,274,486	16,327,550	CITIBANK N.A.	3-28-12	111,210
CAD	48,875,000	49,034,362	UBS AG	3-28-12	333,982
EUR	12,340,000	16,532,513	BANK OF MONTREAL	3-28-12	(90,489)
EUR	58,760,000	77,868,325	CITIBANK N.A.	3-28-12	424,492
EUR	118,942,000	156,600,183	UBS AG	3-28-12	1,880,146
JPY	4,890,967,570	60,382,316	UBS AG	3-28-12	(201,442)
JPY	767,956,855	9,607,868	ROYAL BANK OF SCOTLAND PLC	3-28-12	(158,548)
NZD	29,833,508	24,942,298	CANADIAN IMPERIAL BANK OF COMMERCE	3-28-12	(92,278)
NZD	220,073,513	182,581,176	ROYAL BANK OF SCOTLAND PLC	3-28-12	730,529
NZD	59,708,292	49,298,149	UBS AG	3-28-12	436,272
NZD	73,869,192	61,632,685	CITIBANK N.A.	3-28-12	(102,848)
		$1,346,142,926			$7,465,379

Sells
AUD	62,634,798	$66,002,342	BANK OF NOVA SCOTIA	3-28-12	($972,217)
AUD	76,865,000	81,676,097	ROYAL BANK OF CANADA	3-28-12	(514,627)
AUD	23,235,000	24,942,298	CANADIAN IMPERIAL BANK OF COMMERCE	3-28-12	97,421
AUD	197,060,000	209,058,483	ROYAL BANK OF SCOTLAND PLC	3-28-12	(1,655,161)
AUD	153,775,000	160,960,967	UBS AG	3-28-12	(3,468,600)
AUD	46,585,000	48,919,374	BANK OF MONTREAL	3-28-12	(893,348)
AUD	105,057,000	109,489,093	STATE STREET BANK AND TRUST COMPANY	3-28-12	(2,846,963)
CAD	49,283,723	49,987,476	BANK OF NOVA SCOTIA	3-28-12	206,284
CAD	128,220,887	128,539,421	ROYAL BANK OF CANADA	3-28-12	(975,728)
CAD	27,931,716	28,067,513	BANK OF MONTREAL	3-28-12	(146,145)
CAD	16,628,557	16,613,957	CITIBANK N.A.	3-28-12	(182,449)
CAD	60,430,000	60,382,316	UBS AG	3-28-12	(657,664)
CAD	35,029,644	34,905,000	CANADIAN IMPERIAL BANK OF COMMERCE	3-28-12	(478,233)
EUR	12,340,000	16,341,664	BANK OF MONTREAL	3-28-12	(100,361)
EUR	58,760,000	77,960,235	CITIBANK N.A.	3-28-12	(332,581)
EUR	95,277,320	122,503,766	TORONTO DOMINION BANK	3-28-12	(4,445,343)
EUR	23,255,000	30,735,668	UBS AG	3-28-12	(249,686)
JPY	3,917,956,850	49,034,362	UBS AG	3-28-12	825,891
JPY	767,413,770	9,638,026	ROYAL BANK OF SCOTLAND PLC	3-28-12	195,389
NOK	353,744,497	61,786,847	UBS AG	3-28-12	(1,434,349)
NZD	29,626,967	24,763,829	CANADIAN IMPERIAL BANK OF COMMERCE	3-28-12	85,849
NZD	288,168,474	238,041,132	ROYAL BANK OF SCOTLAND PLC	3-28-12	(1,990,726)
NZD	83,519,559	69,769,997	UBS AG	3-28-12	201,821
NZD	73,630,799	61,254,367	CITIBANK N.A.	3-28-12	(76,899)
NZD	19,999,025	16,080,116	BANK OF NOVA SCOTIA	3-28-12	(578,206)
NZD	147,590,000	118,415,085	STATE STREET BANK AND TRUST COMPANY	3-28-12	(4,520,992)
SEK	429,610,307	64,249,987	UBS AG	3-28-12	(612,346)
SGD	161,736,689	128,000,000	CITIBANK N.A.	3-28-12	(1,324,708)
SGD	203,948,113	162,665,000	HSBC BANKUSA	3-28-12	(411,973)
		$2,270,784,418			($27,256,650)

Currency Abbreviations

AUD	Australian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
JPY	Japanese Yen
NOK	Norwegian Krone

21

John Hancock Strategic Income Fund
As of 2-29-12 (Unaudited)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 29, 2012 by risk category:

	Financial		Liability
	instruments	Asset Derivatives	Derivatives Fair
Risk	location	Fair Value	Value

Interest rate contracts	Futures	$73,729	-

Foreign exchange	Forward foreign
contracts	currency contracts	$10,648,769	($30,440,040)

Total		$10,722,498	($30,440,040)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended February 29, 2012 is set forth below:

		Ending
	Beginning	share	Realized	Dividend
Affiliate	share amount	amount	gain (loss)	income	Ending value

Greektown Superholdings, Inc.,	8,564	8,564	-	-	$649,836

Common stock

Bought: none Sold: none
Greektown Superholdings, Inc.,	164,947	159,488	($137,840)	-	$12,101,949
Preferred securities
Bought: none Sold: 5,459

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

22

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q3 2/12
4/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 23, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 23, 2012